Financial obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Financial obligations [Line Items]
Disclosure Of Detailed Information About Financial Obligation Explanatory [Text Block]

(a)This caption is made up as follow:

	2020	2019
	US$(000)	US$(000)

Compañía de Minas Buenaventura S.A.A. (b)
Banco de Crédito del Perú	66,667	61,667
BBVA Banco Continental	61,667	61,667
CorpBanca New York Branch	61,666	61,666
ICBC Perú Bank	40,000	25,000
Banco Internacional del Perú	30,000	30,000
Banco de Sabadell, Miami Branch	15,000	15,000
Banco Latinoamericano de Comercio Exterior S.A.	—	20,000
	275,000	275,000
Debt issuance costs	(2,715)	(2,504)
	272,285	272,496
Sociedad Minera El Brocal S.A.A.
Banco de Crédito del Perú – Financial obligation (c)	140,309	161,894
Debt issuance costs	(600)	(709)
	139,709	161,185
Empresa de Generación Huanza S.A.
Banco de Crédito del Perú – Finance lease (d)	113,096	130,504
Debt issuance costs	(1,276)	—

	111,820	130,504
Lease liabilities (g)	7,839	7,503
Total financial obligations	531,653	571,688

Classification by maturity:
Current portion	25,086	265,692
Non-current portion (e)	506,567	305,996

Total financial obligations	531,653	571,688

Disclosure of maturity analysis for non-derivative financial liabilities [text block]

(e)The long-term portion of the financial obligations held by the Group matures as follows:

	2020	2019
	US$(000)	US$(000)

Between 1 and 2 years (Year 2022)	176,665	133,091
Between 2 and 5 years (Years 2023 to 2025)	327,036	127,463
More than 5 years (Years 2026 hereinafter)	6,071	48,566
	509,772	309,120
Debt issuance costs	(3,205)	(3,124)

	506,567	305,996

Disclosure of reconciliation of liabilities arising from financing activities [text block]

(f)Below is presented the movement of the debt excluding interest:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance	571,688	587,062	633,083
New financial obligations	—	161,894	—
New lease obligations	5,213	19,885	—
Disposals of lease obligations	(977)	(5,079)	—
Payments of financial obligations	(38,994)	(186,152)	(45,222)
Payments of obligations for leases	(4,080)	(7,596)	—
Amortization of debt issuance costs in results, note 27(a)	976	2,109	1,024
Accretion expense for leases related to rights in use, nota 27(a)	180	293	—
Effect of amortized cost, note 27(a)	(361)	—	—
Increase of debt issuance costs	(1,992)	(728)	(2,207)
Other minor	—	—	384
Final balance	531,653	571,688	587,062

Schedule of lease liabilities

Lease liabilities related to the right in use are as follows:

	2020	2019
	US$(000)	US$(000)

Buildings	3,971	5,296
Transportation units	3,186	1,429
Machinery and equipment	682	778

	7,839	7,503
Classification by maturity:
Current portion	3,609	3,692
Non-current portion	4,230	3,811
	7,839	7,503

Lease payments are presented in the consolidated statements of cash flows in the Short-term lease payments caption as part of the financing activities. Interest’s expense related to the lease liabilities for the years 2020, 2019 and 2018 is presented in the “Financial costs” caption, note 27.

Schedule of Future minimum rentals payable

	2020	2019
	US$(000)	US$(000)

Within one year	1,470	1,470
After one year but not more than five years	2,227	3,697
	3,697	5,167

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2020 and 2019:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2020
Trade accounts payable	—	197,855	9,770	—	—	207,625
Accounts payable - related parties	—	3,446	—	—	—	3,446
Other financial liabilities	—	1,551	8,672	560,750	31,695	602,668
Other accounts payable	—	57,637	68,828	285,392	—	411,857
Total	—	260,489	87,270	846,142	31,695	1,225,596
As of December 31, 2019
Trade accounts payable	—	245,463	7,402	—	—	252,865
Accounts payable - related parties	—	4,014	—	—	—	4,014
Other financial liabilities	—	3	8,852	825,877	76,943	911,675
Other accounts payable	—	40,357	59,023	90,019	289,705	479,104
Total	—	289,837	75,277	915,896	366,648	1,647,658